Schedule of Investments
March 31, 2025
(Unaudited)
Invesco Select Risk: Moderate Investor Fund
Schedule of Investments in Affiliated Issuers–100.08%(a)
	% of Net Assets 03/31/25	Value 12/31/24	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/25	Value 03/31/25
Alternative Funds–2.48%
Invesco Global Real Estate Income Fund, Class R6	2.48%	$42,798,623	$404,662	$—	$(216,977)	$—	$404,661	5,475,963	$42,986,308
Invesco Macro Allocation Strategy Fund, Class R6	—	44,495,890	389,398	(45,275,486)	6,687,240	(6,297,042)	389,398	—	—
Total Alternative Funds		87,294,513	794,060	(45,275,486)	6,470,263	(6,297,042)	794,059		42,986,308
Domestic Equity Funds–41.56%
Invesco Discovery Mid Cap Growth Fund, Class R6	4.77%	82,860,728	11,626,597	(1,971,544)	(10,022,065)	5,934	—	2,731,776	82,499,650
Invesco Main Street Small Cap Fund, Class R6	4.50%	79,021,557	3,446,896	—	(4,678,945)	—	—	3,700,738	77,789,508
Invesco NASDAQ 100 ETF	9.32%	143,736,508	35,686,193	(5,830,945)	(13,383,466)	1,039,846	223,492	835,396	161,248,136
Invesco Russell 1000® Dynamic Multifactor ETF	9.21%	198,255,552	—	(37,297,873)	(5,365,371)	3,749,683	348,633	2,988,970	159,341,991
Invesco S&P 500 Revenue ETF(b)	8.52%	—	151,574,305	—	(4,087,783)	—	498,283	1,484,664	147,486,522
Invesco S&P 500® Pure Value ETF	—	126,766,971	—	(130,740,314)	(13,458,845)	17,432,188	—	—	—
Invesco S&P 500® Top 50 ETF(b)	1.56%	—	30,109,140	—	(3,156,745)	—	53,583	585,667	26,952,395
Invesco Value Opportunities Fund, Class R6	3.68%	66,835,368	3,378,275	(3,562,276)	(2,975,728)	46,148	—	3,062,075	63,721,787
Total Domestic Equity Funds		697,476,684	235,821,406	(179,402,952)	(57,128,948)	22,273,799	1,123,991		719,039,989
Fixed Income Funds–38.36%
Invesco Core Bond Fund, Class R6	16.79%	303,099,659	3,466,424	(19,815,073)	3,840,234	(6,419)	3,464,859	51,141,669	290,584,825
Invesco Core Plus Bond Fund, Class R6	8.20%	147,923,120	1,808,798	(9,518,926)	4,071,951	(2,396,498)	1,808,798	15,342,369	141,888,445
Invesco Emerging Markets Sovereign Debt ETF	1.04%	17,648,144	—	—	311,648	—	292,352	890,421	17,959,792
Invesco Equal Weight 0-30 Year Treasury ETF(b)	4.56%	78,949,224	—	(2,353,464)	2,950,302	(639,556)	727,487	2,836,323	78,906,506
Invesco Floating Rate ESG Fund, Class R6	2.06%	37,635,319	826,025	(2,200,162)	(667,016)	(46,997)	826,024	5,385,699	35,547,169
Invesco High Yield Fund, Class R6	2.05%	38,149,540	620,724	(2,970,502)	(330,435)	27,002	620,725	10,054,324	35,496,329
Invesco Variable Rate Investment Grade ETF	3.66%	65,335,718	—	(1,884,777)	(108,619)	20,517	816,849	2,526,429	63,362,839
Total Fixed Income Funds		688,740,724	6,721,971	(38,742,904)	10,068,065	(3,041,951)	8,557,094		663,745,905
International and Global Equity Funds–16.60%
Invesco EQV Emerging Markets All Cap Fund, Class R6	1.17%	19,963,476	—	—	331,395	—	—	613,694	20,294,871
Invesco Developing Markets Fund, Class R6	0.99%	17,638,097	—	(961,922)	211,377	232,308	—	439,083	17,119,860
Invesco Global Fund, Class R6	5.45%	103,790,468	—	(4,134,979)	(5,390,210)	(34,550)	—	1,033,912	94,230,729
Invesco Global Infrastructure Fund, Class R6	—	18,577,657	1,940,472	(18,989,421)	(2,524,778)	2,888,726	47,816	—	—
Invesco International Developed Dynamic Multifactor ETF	2.29%	38,561,016	—	(811,572)	1,883,301	(21,966)	254,935	1,609,540	39,610,779
Invesco International Small-Mid Company Fund, Class R6	3.09%	52,016,973	—	—	1,417,864	—	—	1,432,186	53,434,837
Invesco Oppenheimer International Growth Fund, Class R6	0.99%	17,061,554	—	—	124,497	—	—	541,293	17,186,051
Invesco RAFI Developed Markets ex-U.S. ETF	2.62%	44,436,844	—	(3,004,208)	3,645,069	184,425	403,362	870,593	45,262,130
Total International and Global Equity Funds		312,046,085	1,940,472	(27,902,102)	(301,485)	3,248,943	706,113		287,139,257
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderate Investor Fund

Invesco Select Risk: Moderate Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–100.08%(a)
	% of Net Assets 03/31/25	Value 12/31/24	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/25	Value 03/31/25
Money Market Funds–1.08%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(c)	0.38%	$1,967,632	$33,820,240	$(29,151,511)	$—	$—	$42,697	6,636,361	$6,636,361
Invesco Treasury Portfolio, Institutional Class, 4.25%(c)	0.70%	3,294,602	62,809,018	(54,012,672)	—	—	75,658	12,090,948	12,090,948
Total Money Market Funds		5,262,234	96,629,258	(83,164,183)	—	—	118,355		18,727,309
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $1,600,698,984)	100.08%	1,790,820,240	341,907,167	(374,487,627)	(40,892,105)	16,183,749	11,299,612		1,731,638,768

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.11%
Invesco Private Government Fund, 4.34%(c)(d)	0.03%	88,780	73,419,475	(72,956,661)	—	—	23,552 (e)	551,594	551,594
Invesco Private Prime Fund, 4.46%(c)(d)	0.08%	227,477	106,580,740	(105,375,602)	—	—	50,697 (e)	1,432,185	1,432,615
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,984,209)	0.11%	316,257	180,000,215	(178,332,263)	—	—	74,249		1,984,209
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,602,683,193)	100.19%	$1,791,136,497	$521,907,382	$(552,819,890)	$(40,892,105)	$16,183,749 (f)	$11,373,861		$1,733,622,977
OTHER ASSETS LESS LIABILITIES	(0.19)%								(3,348,124)
NET ASSETS	100.00%								$1,730,274,853
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at March 31, 2025.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2025.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
(f)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Global Infrastructure Fund	$1,892,656
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderate Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$1,712,911,459	$—	$—	$1,712,911,459
Money Market Funds	18,727,309	1,984,209	—	20,711,518
Total Investments	$1,731,638,768	$1,984,209	$—	$1,733,622,977
Invesco Select Risk: Moderate Investor Fund